11. Derivative Liability (Details-Warrant information) - Mar. 31, 2015 - USD ($)	Total
Fair Value Issue Date
Fair value	$ 3,292,000
Fair Value Issue Date | Placement Agent Warrants | December 9, 2013
Warrants outstanding	16,500
Remaining contract term in years	2 years 4 months 24 days
Exercise price	$ 5.00
Volatility	223.00%
Risk-free interest rate	0.44%
Fair value	$ 64,000
Fair Value Issue Date | Placement Agent Warrants | February 26, 2014
Warrants outstanding	69,037
Remaining contract term in years	2 years 2 months 5 days
Exercise price	$ 3.00
Volatility	100.00%
Risk-free interest rate	0.44%
Fair value	$ 143,000
Fair Value Issue Date | Investor - Series A Warrants | February 26, 2014
Warrants outstanding	450,620
Remaining contract term in years	1 year 6 months
Exercise price	$ 3.00
Volatility	100.00%
Risk-free interest rate	0.44%
Fair value	$ 814,000
Fair Value Issue Date | Investor - Series B Warrants | February 26, 2014
Warrants outstanding	1,400,000
Remaining contract term in years	1 year 6 months
Exercise price	$ 3.63
Volatility	100.00%
Risk-free interest rate	0.44%
Fair value	$ 2,271,000
Fair Value Exercise Date
Fair value	$ 1,683,000
Fair Value Exercise Date | Investor - Series A Warrants | March 18, 2014
Warrants outstanding	315,434
Remaining contract term in years	1 year 5 months 8 days
Exercise price	$ 3.00
Volatility	104.00%
Risk-free interest rate	0.44%
Fair value	$ 1,180,000
Fair Value Exercise Date | Investor - Series A Warrants | March 19, 2014
Remaining contract term in years	1 year 5 months 8 days
Volatility	104.00%
Risk-free interest rate	0.44%
Investor - Series A Warrants | March 19, 2014
Warrants outstanding	134,186
Exercise price	$ 3.00
Fair value	$ 503,000
Fair Value Reporting Date [Member] | March 31, 2014
Fair value	3,175,000
Fair Value Reporting Date [Member] | March 31, 2015
Fair value	$ 11,000
Fair Value Reporting Date [Member] | Placement Agent Warrants | March 31, 2014
Warrants outstanding	16,500
Remaining contract term in years	2 years 1 month 2 days
Exercise price	$ 5.00
Volatility	128.00%
Risk-free interest rate	0.44%
Fair value	$ 37,000
Fair Value Reporting Date [Member] | Placement Agent Warrants | March 31, 2015
Warrants outstanding	16,500
Remaining contract term in years	1 year 1 month 2 days
Exercise price	$ 5.00
Volatility	100.00%
Risk-free interest rate	0.26%
Fair value	$ 1,000
Fair Value Reporting Date [Member] | Investor - Series A Warrants | March 31, 2014
Warrants outstanding	1,000
Remaining contract term in years	1 year 4 months 28 days
Exercise price	$ 3.00
Volatility	128.00%
Risk-free interest rate	0.44%
Fair value	$ 1,000
Fair Value Reporting Date [Member] | Investor - Series A Warrants | March 31, 2015
Warrants outstanding	1,000
Remaining contract term in years	4 months 28 days
Exercise price	$ 3.00
Volatility	100.00%
Risk-free interest rate	0.14%
Fair value	$ 0
Fair Value Reporting Date [Member] | Investor - Series B Warrants | March 31, 2014
Warrants outstanding	1,400,000
Remaining contract term in years	1 year 4 months 28 days
Exercise price	$ 3.63
Volatility	128.00%
Risk-free interest rate	0.44%
Fair value	$ 2,958,000
Fair Value Reporting Date [Member] | Investor - Series B Warrants | March 31, 2015
Warrants outstanding	1,400,000
Remaining contract term in years	4 months 28 days
Exercise price	$ 3.63
Volatility	100.00%
Risk-free interest rate	0.14%
Fair value	$ 5,000
Fair Value Reporting Date [Member] | Placement Agent Warrants 2 | March 31, 2014
Warrants outstanding	69,037
Remaining contract term in years	2 years 1 month 2 days
Exercise price	$ 3.00
Volatility	128.00%
Risk-free interest rate	0.44%
Fair value	$ 179,000
Fair Value Reporting Date [Member] | Placement Agent Warrants 2 | March 31, 2015
Warrants outstanding	69,037
Remaining contract term in years	1 year 1 month 2 days
Exercise price	$ 3.00
Volatility	100.00%
Risk-free interest rate	0.26%
Fair value	$ 5,000